UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2011
                                                ----------------------------

Check here if Amendment [ X ]; Amendment Number:  2
                                                  -----
   This Amendment (Check only one.):  [ X ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      King Street Capital Management, L.P.
           --------------------------------------------------
Address:   65 East 55th Street, 30th Floor
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------

Form 13F File Number:      028-10356
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian J. Higgins
           ------------------------------------------------------------
Title:     Managing Member, King Street Capital Management GP, L.L.C.,
            the General Partner of King Street Capital Management, L.P.
           ------------------------------------------------------------
Phone:     (212) 812-3100
           ------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Brian J. Higgins          New York, New York          February 13, 2012
-----------------------   ------------------------     ---------------------
     [Signature]               [City, State]                    [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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Report Summary:


Number of Other Included Managers:             4
                                               -------------

Form 13F Information Table Entry Total:        40
                                               -------------

Form 13F Information Table Value Total:        $ 544,342
                                               -------------
                                                (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number     Name

1         028-13287                KING STREET CAPITAL MASTER FUND, LTD.

2         028-10355                BRIAN J. HIGGINS

3         028-10357                O. FRANCIS BIONDI, JR.

4         028-13990                KING STREET CAPITAL, L.P.



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FORM 13F INFORMATION TABLE

         COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
--------------------------- ---------------- --------- -------- -------------------- ---------- -------- ---------------------
                                                        VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
      NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS SOLE   SHARED    NONE
--------------------------- ---------------- --------- -------- ----------- --- ---- ---------- -------- ---- ----------- ----
ALASKA AIR GROUP INC        COM              011659909   13,124     191,700 SH  CALL DEFINED    1, 2, 3     0           0    0
ALASKA AIR GROUP INC        COM              011659909    6,045      88,300 SH  CALL DEFINED    2, 3, 4     0           0    0
BANK OF AMERICA CORPORATION COM              060505104   37,702   3,440,000 SH       DEFINED    1, 2, 3     0   3,440,000    0
BANK OF AMERICA CORPORATION COM              060505104   17,098   1,560,000 SH       DEFINED    2, 3, 4     0   1,560,000    0
FIFTH THIRD BANCORP         COM              316773100   13,287   1,042,126 SH       DEFINED    1, 2, 3     0   1,042,126    0
FIFTH THIRD BANCORP         COM              316773100    5,838     457,874 SH       DEFINED    2, 3, 4     0     457,874    0
GENERAL MARITIME CORP NEW   SHS              Y2693R101    2,349   1,740,000 SH       DEFINED    1, 2, 3     0   1,740,000    0
GENERAL MARITIME CORP NEW   SHS              Y2693R101    1,026     760,000 SH       DEFINED    2, 3, 4     0     760,000    0
GENERAL MTRS CO             COM              37045V100    1,108      36,507 SH       DEFINED    1, 2, 3     0      36,507    0
GENERAL MTRS CO             COM              37045V100      412      13,570 SH       DEFINED    2, 3, 4     0      13,570    0
GENERAL MTRS CO             COM              37045V118      710      33,188 SH       DEFINED    1, 2, 3     0      33,188    0
GENERAL MTRS CO             COM              37045V118      264      12,336 SH       DEFINED    2, 3, 4     0      12,336    0
GENERAL MTRS CO             *W EXP 07/10/201 37045V126      529      33,188 SH       DEFINED    1, 2, 3     0      33,188    0
GENERAL MTRS CO             *W EXP 07/10/201 37045V126      197      12,336 SH       DEFINED    2, 3, 4     0      12,336    0
LIBERTY MEDIA CORP          DEB 4.000%11/1   530715AG6   13,994  24,602,000 PRN      DEFINED    1, 2, 3     0           0    0
LIBERTY MEDIA CORP          DEB 4.000%11/1   530715AG6    5,630   9,898,000 PRN      DEFINED    2, 3, 4     0           0    0
LIBERTY MEDIA CORP          DEB 3.750% 2/1   530715AL5   60,597 109,410,000 PRN      DEFINED    1, 2, 3     0           0    0
LIBERTY MEDIA CORP          DEB 3.750% 2/1   530715AL5   24,112  43,535,000 PRN      DEFINED    2, 3, 4     0           0    0
LIZ CLAIBORNE INC           COM              539320901    3,745     700,000 SH  CALL DEFINED    1, 2, 3     0           0    0
LIZ CLAIBORNE INC           COM              539320901    1,605     300,000 SH  CALL DEFINED    2, 3, 4     0           0    0
MASCO CORP                  COM              574599906    6,105     507,500 SH  CALL DEFINED    1, 2, 3     0           0    0
MASCO CORP                  COM              574599906    2,917     242,500 SH  CALL DEFINED    2, 3, 4     0           0    0
MGIC INVT CORP WIS          NOTE 5.000% 5/0  552848AD5   30,238  33,975,000 PRN      DEFINED    1, 2, 3     0           0    0
MGIC INVT CORP WIS          NOTE 5.000% 5/0  552848AD5   14,262  16,025,000 PRN      DEFINED    2, 3, 4     0           0    0
MPG OFFICE TR INC           COM              553274101    3,184   1,113,125 SH       DEFINED    1, 2, 3     0   1,113,125    0
MPG OFFICE TR INC           COM              553274101    1,464     511,875 SH       DEFINED    2, 3, 4     0     511,875    0
PANDORA MEDIA INC           COM              698354107   70,251   3,715,011 SH       DEFINED    1, 2, 3     0   3,715,011    0
PANDORA MEDIA INC           COM              698354107   33,824   1,788,709 SH       DEFINED    2, 3, 4     0   1,788,709    0
PNC FINL SVCS GROUP INC     COM              693475105   24,500     411,000 SH       DEFINED    1, 2, 3     0     411,000    0
PNC FINL SVCS GROUP INC     COM              693475105   11,266     189,000 SH       DEFINED    2, 3, 4     0     189,000    0
STANDARD PAC CORP NEW       COM              85375C101    1,746     521,250 SH       DEFINED    1, 2, 3     0     521,250    0
STANDARD PAC CORP NEW       COM              85375C101      766     228,750 SH       DEFINED    2, 3, 4     0     228,750    0
STERLING FINL CORP WASH     COM NEW          859319303   33,449   2,081,441 SH       DEFINED    1, 2, 3     0   2,081,441    0
STERLING FINL CORP WASH     COM NEW          859319303   14,335     892,046 SH       DEFINED    2, 3, 4     0     892,046    0
UNITED CMNTY BKS BLAIRSVLE  CAP STK          90984P105   29,727   2,815,097 SH       DEFINED    1, 2, 3     0   2,815,097    0
UNITED CMNTY BKS BLAIRSVLE  CAP STK          90984P105   13,670   1,294,533 SH       DEFINED    2, 3, 4     0   1,294,533    0
VALERO ENERGY CORP NEW      COM              91913Y900   26,273   1,027,500 SH  CALL DEFINED    1, 2, 3     0           0    0
VALERO ENERGY CORP NEW      COM              91913Y900   12,082     472,500 SH  CALL DEFINED    2, 3, 4     0           0    0
WASHINGTON FED INC          *W EXP 11/14/201 938824117    3,492     633,831 SH       DEFINED    1, 2, 3     0     633,831    0
WASHINGTON FED INC          *W EXP 11/14/201 938824117    1,419     257,580 SH       DEFINED    2, 3, 4     0     257,580    0
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